Trade Receivables and Trade Payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade Receivables and Trade Payables [Abstract]
Schedule of Trade Receivables Non-Current and Current
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Trade receivables
Non-current
Project retention receivables	1,508,742	2,041,823	500,754

Current
Trade receivables	19,340,447	14,640,718	3,590,611
Project retention receivables	1,482,191	949,497	232,863
Accrued liquidated ascertained damages to sub-contractors	831,373	831,374	203,893
Less: Provision for expected credit loss	(2,242,989)	(2,242,989)	(550,089)
Total current trade receivables	19,411,022	14,178,600	3,477,278
Total trade receivables	20,919,764	16,220,423	3,978,032

Increase in provision for expected credit loss	1,662,564	—	—
Decrease in total trade receivables	(353,330)	(4,699,341)	(1,152,505)

Schedule of Net Trade Receivables

The aging of the Group’s net trade receivables is as follows:

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of June 30, 2026 (Unaudited)
Current	2,095,499	—	2,095,499	513,918

Past due
1 – 30 days	2,026,359	—	2,026,359	496,961
31 – 60 days	1,273,331	—	1,273,331	312,282
61 – 90 days	1,407,084	—	1,407,084	345,085
More than 90 days	7,838,445	(2,242,989)	5,595,456	1,372,276
	12,545,219	(2,242,989)	10,302,230	2,526,604
	14,640,718	(2,242,989)	12,397,729	3,040,522

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of December 31, 2025 (Audited)
Current	8,212,169	(121,786)	8,090,383	1,992,214

Past due
1 – 30 days	2,526,465	(155,409)	2,371,056	583,860
31 – 60 days	1,227,916	(835,839)	392,077	96,547
61 – 90 days	1,279,896	(70,690)	1,209,206	297,761
More than 90 days	6,094,001	(1,059,265)	5,034,736	1,239,778
	11,128,278	(2,121,203)	9,007,075	2,217,946
	19,340,447	(2,242,989)	17,097,458	4,210,160

Schedule of Allowance for Expected Credit Losses

The movements in the Group’s allowance for expected credit losses are as follows:

	ECL – not credit impaired	ECL – credit impaired	Total
	RM	RM	RM	Convenience Translation USD
Trade receivables
As of January 01, 2025	95,976	484,449	580,425	129,689
Charge for the year	369,790	2,193,932	2,563,722	631,303
Reversal during the year	—	(901,158)	(901,158)	(221,905)
As of December 31, 2025	465,766	1,777,223	2,242,989	552,324
As of January 01, 2026	465,766	1,777,223	2,242,989	550,089
Charge for the year	—	—	—	—
Reversal during the year	—	—	—	—
As of June 30, 2026	465,766	1,777,223	2,242,989	550,089

Schedule of Allowance for Expected Credit Losses
	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Trade payables
Trade payables	15,213,238	30,724,094	7,535,032
Project retention payables	3,102,022	3,512,200	861,361
Total trade payables	18,315,260	34,236,294	8,396,393

(Decrease)/Increase in total trade payables	(9,081,554)	15,921,034	3,904,607